Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
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Critical Accounting Estimates and Assumptions

3.	Critical Accounting Estimates and Assumptions
The Group makes estimates and assumptions concerning the future. The estimates and assumptions are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances. Actual results may differ from these estimates.
The spread of Coronavirus disease 2019
(“COVID-19”)
has been posing a material impact on the global economy in 2021. It may have a negative impact, such as, decrease in productivity, decrease or delay in sales, collection of existing receivables and others. Accordingly, it may have a negative impact on the financial position and financial performance of the Group.
Significant accounting estimates and assumptions applied in the preparation of the consolidated financial statements can be adjusted depending on changes in the uncertainty from
COVID-19.
Also, the ultimate effect of
COVID-19
to the Group’s business, financial position and financial performance cannot presently determined.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. Additional information of significant judgement and assumptions of certain items are included in relevant notes.

3.1	Impairment of Non-Financial Assets (including Goodwill)
The Group determines the recoverable amount of a cash generating unit (CGU) based on fair value or value-in-use
calculations assess
non-financial
assets (including goodwill) for impairment (Note 13).

3.2	Income Taxes
The Group’s taxable income generated from these operations are subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain (Note
30
).
If certain portion of the taxable income is not used for investments or increase in wages or dividends in accordance with the
Tax System for Recirculation of Corporate Income,
the Group is liable to pay additional income tax calculated based on the tax laws. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new tax system. As the Group’s income tax is dependent on the investments, as well as wage and dividends increase, there is an uncertainty measuring the final tax effects.

3.3	Fair Value of Derivatives and Financial Instruments
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period (Note 38).

3.4	Impairment of Financial Assets
The provision for impairment for financial assets is based on assumptions about risk of default and expected loss rates. The Group uses judgement in making these assumptions and selecting the inputs to the impairment calculation based on the Group’s past history, existing market conditions as well as forward looking estimates at the end of each reporting period (Note 37).

3.5	Net Defined Benefit Liability
The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions including the discount rate (Note 18)

3.6	Amortization of Contract Assets, Contract Liabilities and Contract Cost Assets
Contract assets, contract liabilities and contract cost assets recognized under the application of IFRS 15 are amortized over the expected periods of customer relationships. The estimate of the expected terms of customer relationship is based on the historical data. If management’s estimate changes, it may cause significant differences in the timing of revenue recognition and amounts recognized.

3.7	Provisions
As described in Note 17, the Group records provisions for litigation and assets retirement obligations as at the end of the reporting period. The provisions are estimated based on the factors such as the historical experiences.

3.8	Useful Lives of Property and Equipment and Investment Property
Property and equipment, intangible assets, and investment properties, excluding land, goodwill, condominium memberships and golf club memberships are depreciated using the straight-line method over their useful lives. The estimated useful lives are determined based on expected usage of the assets and the estimates can be materially affected by technical changes and other factors. The Group will increase depreciation expenses if the useful lives are considered shorter than the previously estimated useful lives.

3.9	Critical Judgments in Determining the Lease Term
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

For leases of property, machinery and communication line facilities, the following factors are normally the most relevant:

•	If there are significant penalties to terminate (or not extend), the Group is typically reasonably certain to extend (or not terminate).

•	If any leasehold improvements are expected to have a significant remaining value, the Group is typically reasonably certain to extend (or not terminate).

•	Otherwise, the Group considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.
Most extension options in offices, retail stores and vehicles leases have not been included in the lease liability, because the Group can replace the assets without significant cost or business disruption.
The lease term is reassessed if an option is actually exercised (or not exercised) or the Group becomes obliged to exercise (or not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and that is within the control of the lessee.